Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)	53,030,405	45,752,743	40,398,512
Weighted average diluted shares outstanding (in shares)	53,210,572	45,752,922	41,825,173
Net income per weighted average basic share (in dollars per share)	$ 0.10	$ 1.53	$ 1.91
Net income per weighted average diluted share (in dollars per share)	$ 0.10	$ 1.53	$ 1.85
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)		42,324,462	37,371,426
Weighted average diluted shares outstanding (in shares)		42,324,628	38,691,186
Net income per weighted average basic share (in dollars per share)		$ 1.66	$ 2.07
Net income per weighted average diluted share (in dollars per share)		$ 1.66	$ 2.00
Restatement Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)		3,428,281	3,027,086
Weighted average diluted shares outstanding (in shares)		3,428,294	3,133,987
Net income per weighted average basic share (in dollars per share)		$ (0.13)	$ (0.16)
Net income per weighted average diluted share (in dollars per share)		$ (0.13)	$ (0.15)